Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Nov. 30, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary Of Accumulated Other Comprehensive Income, Net Of Taxes	A summary of accumulated other comprehensive income (loss), net of taxes is as follows (in thousands):

	November 30,
	2021	2020	2019

Net unrealized gains on available for sale securities	$269	$513	$141
Net unrealized foreign exchange losses	(166,499)	(156,718)	(192,709)
Net unrealized losses on instrument specific credit risk	(153,672)	(71,151)	(18,889)
Net minimum pension liability	(52,241)	(61,561)	(61,582)
	$(372,143)	$(288,917)	$(273,039)

Schedule Of Accumulated Other Comprehensive Income Reclassifications
Significant amounts reclassified out of accumulated other comprehensive income (loss) to net income are as follows (in thousands):

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Consolidated Statement of Operations
	Year Ended November 30,
	2021	2020

Net unrealized gains (losses) on instrument specific credit risk, net of income tax provision (benefit) of $599 and $146	$1,861	$397	Principal transactions revenues
Amortization of defined benefit pension plan actuarial losses, net of income tax benefit of $(1,054) and $(957)	(3,138)	(2,872)	Selling, general and other expenses, which includes pension expense. See Note 17 for information on this component.
Total reclassifications for the period, net of tax	$(1,277)	$(2,475)